Investment Objectives and Goals	Jan. 28, 2026
CrossingBridge Low Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CrossingBridge Low Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CrossingBridge Low Duration High Income Fund (the “Low Duration High Income Fund” or “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
CrossingBridge Ultra-Short Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	CrossingBridge Ultra-Short Duration Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CrossingBridge Ultra-Short Duration Fund (“Ultra-Short Duration Fund” or the “Fund”) seeks to offer a higher yield than cash instruments while maintaining a low duration.
CrossingBridge Responsible Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	CrossingBridge Responsible Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CrossingBridge Responsible Credit Fund (“Responsible Credit Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
RiverPark Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	RiverPark Strategic Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
CrossingBridge Nordic High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	CrossingBridge Nordic High Income Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CrossingBridge Nordic High Income Bond Fund (the “Nordic High Income Bond Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.